Revenue from contracts with customers (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Increase (Decrease) in Deferred Revenue			$ (5,414)	$ (23,484)
Location, Statement of Income, Balance [Axis]: tnp:CharterAgreementsWithVaryingRatesMember
Intangible Asset, Finite-Lived [Line Items]
Increase (Decrease) in Deferred Revenue			2,339		$ 4,823
Location, Statement of Income, Balance [Axis]: tnp:CharterHireReceivedInAdvanceMember
Intangible Asset, Finite-Lived [Line Items]
Deferred Revenue, Additions			9,520		$ 12,450
Voyage charters and contracts of affreightment [Member]
Intangible Asset, Finite-Lived [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 79,313	$ 38,230	122,815	81,289
Time Charter Hire Agreements [Member]
Intangible Asset, Finite-Lived [Line Items]
Operating Lease, Lease Income	$ 219,092	$ 155,079	$ 428,552	$ 309,071